Components of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 70.3	$ 69.1
Accumulated Amortization		(13.0)	(7.0)
Net	55.8	57.3	62.1
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		46.8	45.9
Accumulated Amortization		(9.5)	(5.6)
Net		37.3	40.3
Developed technology / product know-how
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1.9	1.9
Accumulated Amortization		(0.9)	(0.5)
Net		1.0	1.4
Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1.4	1.4
Accumulated Amortization		(0.6)	(0.3)
Net		0.8	1.1
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		19.8	19.5
Accumulated Amortization		(1.9)	(0.5)
Net		17.9	19.0
Licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0.4	0.4
Accumulated Amortization		(0.1)	(0.1)
Net		$ 0.3	$ 0.3